AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments

April 30, 2025 (unaudited)

		Shares	Value
99.59%	COMMON STOCK
5.24%	COMMUNICATION SERVICES
	AT&T, Inc.	33,336	$923,407
	Charter Communications, Inc.(A)	2,117	829,568
	Electronic Arts, Inc.	2,106	305,560
	Fox Corp. Class A	3,711	184,771
	Fox Corp. Class B	3,501	161,886
	Live Nation Entertainment(A)	984	130,331
	News Corp. Class A	5,351	145,119
	News Corp. Class B	4,892	153,707
	Omnicom Group, Inc.	3,584	272,957
	Pinterest, Inc.(A)	4,019	101,761
	Spotify Technology SA ADR(A)	1,282	787,122
	Take-Two Interactive(A)	1,452	338,781
	The Interpublic Group	7,843	197,016
	T-Mobile US, Inc.	5,369	1,325,875
	Trump Media & Technology Group Corp.(A)	10,103	247,928
			6,105,788

11.28%	CONSUMER DISCRETIONARY
	Advance Auto Parts	220	7,198
	Airbnb, Inc.(A)	3,479	424,160
	Aptiv plc ADR(A)	875	49,928
	Autozone, Inc.(A)	109	410,123
	Bath & Body Works, Inc.	968	29,534
	Best Buy Co., Inc.	766	51,085
	Booking Holdings, Inc.	232	1,183,033
	Borg-Warner, Inc.	980	27,812
	Darden Restaurants, Inc.	441	88,482
	Domino’s Pizza, Inc.	110	53,941
	DoorDash, Inc.(A)	2,251	434,195
	DR Horton, Inc.	876	110,674
	eBay, Inc.	1,839	125,346
	Etsy, Inc.(A)	1,315	57,176
	Expedia Group, Inc.	2,279	357,643
	Ford Motor Co.	13,616	136,296
	Garmin Ltd. ADR	2,696	503,802
	Genuine Parts Co.	550	64,653

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments

  April 30, 2025 (unaudited)

CONSUMER DISCRETIONARY Continued	Shares	Value
Hasbro, Inc.	222	$13,742
Hilton Worldwide Holdings, Inc.	875	197,295
Home Depot, Inc.	5,342	1,925,738
Kohl’s Corp.	4,058	27,189
Las Vegas Sands Corp.	1,313	48,148
Lennar Corp.	654	71,031
Lithia Motors, Inc.	451	132,035
LKQ Corp.	654	24,989
Marriott International Class A	2,081	496,485
McDonald’s Corp.	4,178	1,335,498
MGM Resorts International(A)	2,735	86,043
O’Reilly Automotive, Inc.(A)	472	667,974
Phinia, Inc.	205	8,231
Polo Ralph Lauren Corp.	109	24,520
Pool Corp.	110	32,245
Pulte Group, Inc.	331	33,954
PVH Corp.	219	15,107
Ross Stores, Inc.	2,692	374,188
Royal Caribbean Cruises ADR	548	117,771
Skechers U.S.A., Inc.(A)	2,384	114,480
Smith & Wesson Brands, Inc.	11,407	108,709
Sturm Ruger & Co., Inc.	3,430	139,464
Tapestry, Inc.	658	46,488
Tesla, Inc.(A)	4,995	1,409,389
TJX Companies, Inc.	8,972	1,154,517
Tractor Supply Co.	4,274	216,350
Ulta Beauty, Inc.(A)	110	43,520
Under Armour, Inc. Class A(A)	7,865	44,988
Under Armour, Inc. Class C(A)	8,940	48,634
Wynn Resorts Ltd.	326	26,181
Yum! Brands, Inc.	339	50,999
		13,150,980

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments

  April 30, 2025 (unaudited)

		Shares	Value
7.38%	CONSUMER STAPLES
	Altria Group, Inc.	5,135	$303,735
	Archer-Daniels-Midland Co.	1,711	81,700
	Brown-Forman Corp. Class B	665	23,169
	Church & Dwight Co.	548	54,438
	Colgate-Palmolive Co.	2,851	262,834
	Constellation Brands, Inc.	871	163,347
	Dollar General Corp.	999	93,596
	Dollar Tree, Inc.(A)	543	44,401
	Estee Lauder Cos. Class A	548	32,858
	General Mills, Inc.	1,314	74,556
	Kimberly-Clark Corp.	765	100,812
	Kroger Co.	765	55,241
	McCormick & Co., Inc.	438	33,577
	Mondelez International Inc. Class A	12,183	830,028
	Monster Beverage Corp.(A)	4,150	249,498
	PepsiCo, Inc.	6,754	915,707
	Philip Morris International, Inc.	5,749	985,149
	Sysco Corp.	526	37,556
	The Clorox Co.	103	14,657
	The Hershey Company	331	55,340
	The Kraft Heinz Co.	2,078	60,470
	The Procter & Gamble Co.	11,336	1,842,894
	Walgreens Boots Alliance, Inc.(A)	2,842	31,177
	Walmart, Inc.	23,165	2,252,796
			8,599,536

3.19%	ENERGY
	Baker Hughes Co.	2,292	81,137
	Chevron Corp.	5,677	772,413
	ConocoPhillips	2,406	214,423
	EOG Resources, Inc.	1,202	132,617
	Exxon Mobil Corp.	14,900	1,573,887
	Halliburton Co.	2,181	43,227
	Hess Corp.	328	42,328
	Kinder Morgan, Inc.	5,024	132,131
	Marathon Petroleum Corp.	2,188	300,653
	Occidental Petroleum Corp.	2,189	86,268

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments

 April 30, 2025 (unaudited)

	ENERGY Continued	Shares	Value
	Oneok, Inc.	980	$80,517
	Schlumberger Ltd. ADR	4,147	137,888
	Williams Cos., Inc.	2,073	121,416
			3,718,905

13.53%	FINANCIALS
	Aflac, Inc.	656	71,294
	American International Group	770	62,770
	Ameriprise Financial, Inc.	442	208,191
	Aon plc ADR	548	194,425
	Arthur J Gallagher & Co.	221	70,872
	Bank Of New York Mellon	1,068	85,878
	Berkshire Hathaway Class B(A)	4,880	2,602,260
	Blackstone, Inc.	2,842	374,320
	Capital One Financial	1,098	197,925
	CBOE Global Markets, Inc.	1,165	258,397
	Chubb Ltd. ADR	1,638	468,599
	Cincinnati Financial Corp.	441	61,392
	Citigroup, Inc.	8,063	551,348
	Citizens Financial Group	1,855	68,431
	CME Group, Inc.	2,424	671,642
	Discover Financial Services	2,418	441,696
	Fidelity National Information Services, Inc.	1,854	146,244
	Fifth Third Bancorp	3,059	109,940
	Fiserv, Inc.(A)	4,595	848,099
	Franklin Resources, Inc.	652	12,232
	Global Payments, Inc.	1,955	149,186
	Hartford Financial Services Group, Inc.	767	94,088
	Huntington Bancshares	3,388	49,228
	Intercontinental Exchange	3,039	510,461
	Invesco Ltd. ADR	333	4,639
	Keycorp	2,295	34,058
	KKR & Co., Inc.	1,825	208,543
	Loews Corp.	538	46,715
	MarketAxess Holdings, Inc.	110	24,375
	Marsh & McLennan Cos, Inc.	1,418	319,716
	Mastercard, Inc. Class A	4,034	2,210,874
	MetLife, Inc.	3,821	287,989
	Moody’s Corporation	1,087	492,541

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments

  April 30, 2025 (unaudited)

	FINANCIALS Continued	Shares	Value
	Morgan Stanley	3,054	$352,493
	MSCI, Inc.	112	61,052
	Northern Trust Corp.	873	82,045
	Principal Financial Group, Inc.	439	32,552
	Prudential Financial, Inc.	442	45,398
	Raymond James Financial	657	90,035
	Regions Financial Corp.	3,930	80,211
	Rocket Cos, Inc.	8,061	104,068
	S&P 500 Global, Inc.	1,512	756,076
	State Street Corp.	1,311	115,499
	Synchrony Financial	221	11,481
	T Rowe Price Group, Inc.	767	67,918
	The Charles Schwab Corp.	2,974	242,084
	The PNC Financial Services Group, Inc.	1,975	317,363
	The Travelers Companies, Inc.	227	59,958
	Truist Financial Corp.	5,240	200,902
	US Bancorp	6,310	254,545
	Wells Fargo & Co.	11,979	850,629
	Willis Towers Watson plc ADR	331	101,882
			15,764,555

10.74%	HEALTH CARE
	Abbott Laboratories	5,441	711,411
	Abbvie, Inc.	5,572	1,087,097
	Agilent Technologies, Inc.	548	58,965
	Amgen, Inc.	1,528	444,526
	Becton Dickinson & Co.	767	158,838
	Biogen, Inc.(A)	130	15,740
	Boston Scientific Corp.(A)	4,039	415,492
	Bristol-Myers Squibb Co.	7,423	372,635
	Cardinal Health, Inc.	651	91,980
	Cencora, Inc.	657	192,284
	Centene Corp.(A)	1,199	71,760
	Cooper Cos., Inc.(A)	440	35,935
	CVS Health Corp.	3,826	255,232
	Danaher Corp.	2,504	499,122
	Dexcom, Inc.(A)	880	62,814
	Edwards Lifescience Corp.(A)	1,533	115,726
	Elevance Health, Inc.	1,017	427,730

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments

April 30, 2025 (unaudited)

	HEALTH CARE Continued	Shares	Value
	Eli Lilly & Co.	2,265	$2,036,122
	Embecta Corp.	126	1,536
	Fortrea Holdings, Inc.(A)	220	1,371
	GE Healthcare Technologies	997	70,119
	Gilead Sciences, Inc.	1,213	129,233
	Grail, Inc.(A)	78	2,691
	HCA Healthcare, Inc.	325	112,151
	Hologic, Inc.(A)	328	19,090
	Humana, Inc.	762	199,827
	Idexx Laboratories, Inc.(A)	112	48,457
	Illumina, Inc.(A)	438	33,989
	Incyte Corp.(A)	333	20,866
	Intuitive Surgical, Inc.(A)	1,436	740,689
	Iqvia Holdings, Inc.(A)	437	67,766
	Labcorp Holdings, Inc.	220	53,022
	McKesson Corp.	548	390,609
	Medtronic plc ADR	4,019	340,650
	Merck & Company, Inc.	8,188	697,618
	Mettler-Toledo International, Inc.(A)	1	1,071
	Regeneron Pharmaceuticals, Inc.	333	199,387
	ResMed, Inc.	221	52,286
	Solventum Corp.(A)	215	14,216
	Stryker Corp.	983	367,563
	The Cigna Group	2,163	735,507
	Thermo Fisher Scientific, Inc.	1,194	512,226
	Veeva Systems, Inc. Class A(A)	212	49,542
	Vertex Pharmaceuticals(A)	772	393,334
	Zimmer Biomet Holdings	338	34,831
	Zoetis, Inc.	1,085	169,694
			12,512,748

11.65%	INDUSTRIALS
	3M Co.	863	119,879
	Amentum Holdings, Inc.(A)	326	7,113
	American Airlines Group(A)	5,678	56,496
	Ametek, Inc.	435	73,767
	Automatic Data Processing, Inc.	1,532	460,519
	Broadridge Financial Solutions, Inc.	330	79,992
	Builders FirstSource, Inc.(A)	995	119,032

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments

April 30, 2025 (unaudited)

INDUSTRIALS Continued	Shares	Value
Canadian Pacific Kansas City Southern ADR	2,194	$158,999
Carrier Global Corp.	1,202	75,173
Caterpillar, Inc.	1,637	506,275
CH Robinson Worldwide, Inc.	333	29,710
Cintas Corp.	2,188	463,156
Copart, Inc.(A)	15,449	942,852
CSX Corp.	6,548	183,802
Cummins, Inc.	548	161,024
Deere & Co.	1,239	574,351
Eaton Corp. plc	2,058	605,813
Emerson Electric Co.	1,964	206,436
Equifax, Inc.	329	85,583
Expeditors International of Washington, Inc.	440	48,360
Fastenal Co.	1,641	132,872
FedEx Corp.	657	138,187
Fortive Corporation	769	53,592
GE Vernova LLC	765	283,677
General Dynamics Corp.	322	87,623
General Electric Co.	3,061	616,914
Grainger WW, Inc.	111	113,698
Honeywell International	2,501	526,461
Illinois Tool Works, Inc.	657	157,621
Ingersoll Rand, Inc.	876	66,077
Jacobs Solutions, Inc.	326	40,359
JB Hunt Transport Services, Inc.	110	14,364
Johnson Controls International ADR	2,844	238,612
L3Harris Technologies, Inc.	658	144,773
Lockheed Martin Corp.	761	363,568
Norfolk Southern Corp.	233	52,204
Northrop Grumman Corp.	439	213,574
Old Dominion Freight	442	67,750
Otis Worldwide Corp.	652	62,768
PACCAR, Inc.	1,507	135,946
Parker-Hannifin Corp.	330	199,670
Paychex, Inc.	1,094	160,949
Paycom Software, Inc.	110	24,903
Quanta Services, Inc.	110	32,196
RB Global, Inc. ADR	2,259	227,481
Republic Services, Inc.	2,179	546,384

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments

April 30, 2025 (unaudited)

	INDUSTRIALS Continued	Shares	Value
	Rockwell Automation, Inc.	110	$27,245
	RTX Corp.	4,368	550,936
	Southwest Airlines Co.	2,186	61,121
	The Boeing Co.(A)	1,512	277,059
	Trane Technologies plc ADR	545	208,904
	Transdigm Group, Inc.	110	155,438
	Uber Technologies, Inc.(A)	8,823	714,751
	Union Pacific Corp.	1,959	422,478
	United Airlines Holdings(A)	2,176	149,752
	UPS, Inc. Class B	1,956	186,407
	Veralto Corp.	846	81,131
	Verisk Analytics, Inc.	1,383	409,963
	Wabtec Corp.	435	80,362
	Waste Management, Inc.	2,430	567,065
	Xylem, Inc.	221	26,646
			13,579,812

14.30%	INFORMATION TECHNOLOGY - HARDWARE
	Advanced Micro Devices(A)	4,909	477,891
	Amphenol Corp. Class A	3,488	268,402
	Analog Devices, Inc.	2,587	504,258
	Broadcom, Inc.	12,275	2,362,569
	Cisco Systems, Inc.	33,219	1,917,733
	Corning, Inc.	2,079	92,266
	HP, Inc.	5,117	130,842
	Intel Corp.(A)	15,889	319,369
	Jabil, Inc.	1,539	225,556
	Keysight Technologies, Inc.(A)	438	63,685
	Lam Research Corp.	6,510	466,572
	Microchip Technology, Inc.	1,094	50,412
	Micron Technology, Inc.	3,916	301,336
	Motorola Solutions, Inc.	2,062	908,084
	Nvidia Corp.	60,068	6,542,607
	NXP Semiconductors NV ADR	962	177,306
	Qualcomm, Inc.	4,022	597,106
	Roper Technologies, Inc.	992	555,599
	TE Connectivity plc ADR	1,096	160,432
	Texas Instruments, Inc.	3,368	539,048
			16,661,073

AMERICAN CONSERVATIVE VALUES ETF

 Schedule of Investments

  April 30, 2025 (unaudited)

		Shares	Value
15.85%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Accenture plc Class A ADR	2,941	$879,800
	Adobe, Inc.(A)	2,279	854,579
	Ansys, Inc.(A)	640	206,003
	Applied Materials, Inc.	3,507	528,540
	Arista Networks, Inc.(A)	8,728	718,053
	Autodesk, Inc.(A)	1,197	328,277
	Cadence Design Systems(A)	1,856	552,605
	CDW Corp.	331	53,145
	Cognizant Tech Solutions	3,827	281,552
	CrowdStrike Holdings, Inc.(A)	568	243,598
	F5, Inc.(A)	1,076	284,860
	Fair Isaac Corp.(A)	203	403,905
	Fortinet, Inc.(A)	2,175	225,678
	Gartner Group, Inc.(A)	436	183,591
	Hewlett-Packard Enterprise	12,976	210,471
	Intuit, Inc.	1,608	1,008,972
	KLA Corp.	578	406,155
	Manhattan Associates, Inc.(A)	672	119,206
	Microsoft Corp.	16,138	6,378,706
	Oracle Corp.	7,715	1,085,655
	Palo Alto Networks, Inc.(A)	2,982	557,425
	Seagate Technology Holdings plc ADR	540	49,156
	ServiceNow, Inc.(A)	1,119	1,068,656
	Synopsys, Inc.(A)	1,101	505,370
	Tyler Technologies, Inc.(A)	105	57,047
	Verisign, Inc.	3,145	887,267
	Workday, Inc. Class A(A)	959	234,955
	Zebra Technologies Corp.(A)	651	162,958
			18,476,187

2.43%	MATERIALS
	Air Products and Chemicals, Inc.	660	178,919
	Albemarle Corp.	110	6,441
	Amcor plc ADR	4,917	45,236
	Ball Corporation	1,094	56,822
	Celanese Corp. Class A	111	4,941
	Corteva, Inc.	2,188	135,634

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments

April 30, 2025 (unaudited)

	MATERIALS Continued	Shares	Value
	Dow, Inc.	871	$26,644
	Dupont de Nemours, Inc.	747	49,295
	Ecolab, Inc.	769	193,350
	FMC Corp.	111	4,653
	Freeport-McMoran, Inc.	5,245	188,977
	International Flavors & Fragrance, Inc.	219	17,183
	International Paper Co.	1,531	69,936
	Linde plc ADR	2,299	1,041,976
	LyondellBasell Industries NV ADR	653	38,011
	Newmont Goldcorp Corp.	2,075	109,311
	Nucor Corp.	761	90,841
	Olin Corp.	6,592	142,519
	Packaging Corp. of America	221	41,020
	PPG Industries, Inc.	657	71,521
	Smurfit Kappa Group plc ADR	548	23,027
	Sylvamo Corp.	118	7,035
	The Mosaic Co.	873	26,539
	The Sherwin-Williams Co.	658	232,221
	Vulcan Materials Co.	110	28,856
			2,830,908

1.81%	REAL ESTATE
	Alexandria Real Estate Equities, Inc.	221	16,058
	American Tower Corporate REIT	1,202	270,943
	AvalonBay Communities, Inc.	331	69,503
	CBRE Group, Inc.(A)	1,311	160,178
	Crown Castle, Inc.	1,205	127,441
	Digital Realty Trust, Inc.	766	122,974
	Equinix, Inc.	332	285,769
	Equity Residential	985	69,206
	Extra Space Storage, Inc.	111	16,264
	Host Hotels & Resorts, Inc.	1,304	18,412
	Mid-America Apartment Communities	111	17,721
	Millrose Properties, Inc.	321	8,038
	Prologis, Inc.	3,510	358,722
	Public Storage	547	164,335
	Realty Income Corp.	534	30,897
	SBA Communications Corp.	102	24,827
	Simon Property Group, Inc.	544	85,615

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments

April 30, 2025 (unaudited)

	REAL ESTATE Continued	Shares	Value
	Ventas, Inc.	651	$45,622
	Welltower, Inc.	1,094	166,933
	Weyerhaeuser Co.	1,745	45,213
			2,104,671

2.19%	UTILITIES
	AES Corp.	651	6,510
	Ameren Corp.	98	9,726
	American Electric Power, Inc.	446	48,320
	American Water Works Co.	221	32,489
	CenterPoint Energy, Inc.	1,092	42,348
	Consolidated Edison, Inc.	108	12,177
	Constellation Energy Corp.	439	98,090
	Dominion Energy, Inc.	635	34,531
	DTE Energy Co.	442	60,554
	Duke Energy Corp.	1,405	171,438
	Edison International	865	46,286
	Eversource Energy	875	52,045
	Exelon Corp.	1,070	50,183
	FirstEnergy Corp.	1,423	61,018
	NextEra Energy, Inc.	8,493	568,012
	Public Service Enterprise Group, Inc.	1,202	96,076
	Sempra Energy	466	34,610
	The Southern Company	10,554	969,807
	WEC Energy Group	660	72,283
	Xcel Energy, Inc.	1,312	92,758
			2,559,261

99.59%	TOTAL COMMON STOCK		116,064,424

99.59%	TOTAL INVESTMENTS		116,064,424

0.41%	Other assets, net of liabilities		476,120
100.00%	NET ASSETS		$116,540,544

(A) Non-income producing

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

See Notes to Schedule of Investments.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of April 30, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$116,064,424	$–	$–	$116,064,424
TOTAL INVESTMENTS	$116,064,424	$–	$–	$116,064,424

The cost of investments for Federal income tax purposes has been estimated a/o April 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $98,846,244, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$21,442,050
Gross unrealized depreciation	(4,223,871)
Net unrealized appreciation	$17,218,180